SHORT TERM LOAN (Details Narrative) - USD ($)						6 Months Ended
	Aug. 01, 2025	May 26, 2025	Dec. 28, 2024	Aug. 30, 2024	Aug. 24, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Borrowed maturity date				June 30, 2025	maturity date to February 24, 2025
Original issue amount				$ 223,700	$ 407,000
Original issue discount percentage			155.93%
Repayments of current borrowings	$ 150,000	$ 200,000				$ 200,000
Short term loan description		The nonpayment was not cured within the contractual period, and under the agreement, the outstanding obligation immediately prior to nonpayment - $1,410 - was multiplied by 1.5, resulting in a revalued liability amount of $2,115.
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowed amount			$ 1,000,000
Borrowed maturity date			June 30, 2025
Original issue amount			$ 1,400,000
Original issue discount percentage			28.577%
Interst absolute rate percentage			15.00%
Financing repayment percentage			25.00%
Default payment percentage			150.00%
Compound interest percentage			5.00%
Loan amount								$ 1,000,000